Comparative Figures (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net repayments and borrowings under committed credit facilities	CAD (365)	CAD (76)
Borrowings under committed credit facilities	2,085	668
Repayments under credit facilities	CAD 2,039	499
Correction
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net repayments and borrowings under committed credit facilities		169
Borrowings under committed credit facilities		668
Repayments under credit facilities		CAD 499